June 19, 1997
               THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS _
          DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED NOVEMBER 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "EXPENSE SUMMARY," "FUND EXCHANGES," AND "HOW TO REDEEM FUND SHARES:"
        The Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of the Fund pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER
 Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
                                                                    307s061997




                                                                June 19, 1997
               THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS _
         DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED NOVEMBER 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "EXPENSE SUMMARY," "FUND EXCHANGES," AND "HOW TO REDEEM FUND SHARES:"
        The Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of the Fund pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
                                                                    315s061997




                                                                 June 19, 1997
               THE DREYFUS/LAUREL TAX-FREEMUNICIPAL FUNDS _
            DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED NOVEMBER 1, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "EXPENSE SUMMARY," "FUND EXCHANGES," AND "HOW TO REDEEM FUND SHARES:"
        The Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of the Fund pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER
 Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
                                                                    316s061997